Finance costs and unwinding of obligations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs - borrowings	$ 61	$ 60
Finance costs - leases	9	8	$ 18
Finance costs - joint venture loan restructure loss	40	0
Unwinding of obligations	18	17
Finance costs and unwinding of obligations	$ 128	$ 85